Disclosures on equity	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about controls capital management [Abstract]
Disclosure of issued capital [text block]
Note 17 Disclosures on equity

The detail and movements in the funds of equity accounts are shown in the consolidated statement of changes in equity.

17.1	Capital management

The main object of capital management relative to the administration of the Company’s financial debt and equity is to ensure the regular conduct of operations and business continuity in the long term, with the constant intention of maintaining an adequate level of liquidity and in compliance with the financial safeguards established in the debt contracts in force. Within this framework, decisions are made in order to maximize the value of SQM.

Capital management must comply with, among others, the limits contemplated in the Financing Policy approved by the Shareholders’ Meeting, which establish a maximum consolidated indebtedness level of
1.5
times the debt to equity ratio. This limit can be exceeded only if the Company’s management has first obtained express approval at an Extraordinary Shareholders’ Meeting.

In addition, capital management must comply with the external capital requirements (or covenants) imposed in its financial obligations, which regulate the indebtedness level to
1.2
times, its strictest level.

In conjunction with the level of indebtedness, it is also important for the Company to maintain a comfortable profile of maturities for its financial obligations, in order to oversee the relation between its short-term financial obligations and the long-term maturities, and the relation they have with the Company’s asset distribution. Consequently, the Company has maintained a liquidity level of 3 times during the last periods.

The Company’s management controls capital management based on the following ratios:

CAPITAL MANAGEMENT	12/31/2017	12/31/2016	Description (1)	Calculation (1)
Net Financial Debt ThUS$	245,508	461,569	Financial Debt – Financial Resources	Other current Financial Liabilities + Other Non-Current Financial Liabilities – Cash and Cash Equivalents – Other Current Financial Assets – Hedging Assets, non-current
Liquidity	3.29	4.02	Current Asset divided by Current Liability	Total Current Assets / Total Current Liabilities
Net Debt / Capitalization	0.10	0.17	Net Financial Debt divided by Total Equity	Net financial debt / ( Net financial debt + Total Equity)
ROE	19.1%	12.25%	Income divided by Total Equity	Total Income / Equity (UH 12 months)
EBITDA (THUS$)	894,588	796,134	EBITDA	Gross Profit-Administrative Expenses + Adjustments for depreciation and amortization expenses.
ROA	21.4%	16.0%	EBITDA – Depreciation divided by Net Total Assets of financial resources less related parties’ investments	(Gross Income – Administrative Expenses)/ (Total Assets – Cash and Cash Equivalents – Other Current Financial Assets – Other Non-Current Financial Assets – Equity-accounted Investees) (UH 12 months)
Indebtedness	0.91	0.83	Total Liability on Equity	Total Liabilities / Total Equity
			(1) Assumes the absolute value of the accounting records

The Company’s capital requirements change according to variables such as working capital needs, new investment financing and dividends, among others. The Company manages its capital structure and makes adjustments on the basis of the predominant economic conditions so as to mitigate the risks associated with adverse market conditions and take advantage of the opportunities there may be to improve the liquidity position.

There have been no changes in the capital management objectives or policy within the years reported in this document. No breaches of external requirements of capital imposed (or covenants) have been recorded.

17.2	Disclosures on preferred share capital

Issued share capital is divided into
263,196,524
fully paid and subscribed shares composed of
142,819,552
Series "A" shares and
120,376,972
Series “B” shares, where both series are preferred shares.

The preferential voting rights for each series are detailed as follows:

Series “A”:

If the election of the Company’s President results in a tie vote, the Company's directors may vote once again, without the vote of the director elected by the Series B shareholders.

Series “B”:

1)	A general or extraordinary shareholders' meeting may be called at the request of shareholders representing 5% of the Company's Series B shares.

2)	An extraordinary meeting of the Board of Directors may be called with or without the agreement of the Company's President, at the request of the director elected by Series B shareholders.

As of December 31, 2017 and December 31, 2016, the Group does not maintain shares in the parent either directly or through those companies in which it has investments.

Detail of types of capital in preference shares:

Type of capital in preferred shares	12/31/2017		12/31/2016
Description of type of capital in preferred shares	Series A	Series B	Series A	Series B
Number of authorized shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of fully subscribed and paid shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of subscribed, partially paid shares	-	-	-	-
Par value of shares in ThUS$	0.9435	2.8464	0.9435	2.8464
Increase (decrease) in the number of current shares	-	-	-	-
Number of current shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of shares owned by the entity or its subsidiaries or associates	-	-	-	-
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	-	-	-	-
Capital amount in shares ThUS$	134,750	342,636	134,750	342,636
Amount of premium issuance ThUS$	-	-	-	-
Amount of reserves ThUS$	-	-	-	-
Total number of subscribed shares, total	142,819,552	120,376,972	142,819,552	120,376,972

As of December 31, 2017 and December 31, 2016, the Company has not placed any new issuances of shares on the market.

17.3      Disclosures on reserves in equity

As of December 31, 2017 and December 31, 2016, this caption comprises the following:

	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$
Reserve for currency exchange conversion	(24,913)	(19,463)	(14,035)
Reserve for cash flow hedges	2,248	64	(1,699)
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income	2,937	3,513	-
Reserve for actuarial gains or losses in defined benefit plans	(5,953)	(4,834)	(2,386)
Other reserves	11,332	7,832	(1,677)
Total other reserves	(14,349)	(12,888)	(19,797)

Reserves for foreign currency translation differences

This balance reflects retained earnings for changes in the exchange rate when converting the financial statements of subsidiaries whose functional currency is that of each company’s origin country and the presentation currency is the US dollar.

Reserve for cash flow hedges

The Company maintains, as hedge instruments, financial derivatives related to obligations with the public issued in UF and Chilean pesos. Changes from the fair value of derivatives designated and classified as hedges are recognized under this classification.

Reserve for gains and losses from financial assets measured at fair value through other comprehensive income

This caption includes investments in shares where the Company has no significant influence and these have accordingly been measured at fair value through equity. In the event that such equity instruments are fully or partially disposed of, the proportional accumulated effect of accumulated fair value will be transferred to profit or loss.

Reserve for actuarial gains or losses in defined benefit plans

For domestic subsidiaries the effects of changes in assumptions are considered, mainly changes in the discount rate.

The subsidiary SQM North America has established pension plans for its retired employees that are calculated by measuring the projected obligation of staff severance indemnities using a net salary progressive rate net of adjustments to inflation, mortality and turnover assumptions, deducting the resulting amounts at present value using a
5.5
% interest rate for 2016 and 2015.

Movements in other reserves and changes in interest were as follows:

	Foreign currency translation difference	Reserve for cash flow hedges		Reserve for actuarial gains and losses from defined benefit plans		Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income		Other reserves	Total reserves
Movements	Before taxes	Before taxes	Tax	Before taxes	Deferred taxes	Before taxes	Deferred taxes	Before taxes	Reserves	Deferred taxes	Total reserves
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of 1/1/2016	(14,035)	(2,144)	445	(2,077)	(309)	-	-	(1,677)	(19,933)	136	(19,797)

Increase (decrease) in reserves	(5,428)	3,626	-	(3,397)	-	4,813	-	9,509	9,123	-	9,123
Deferred taxes	-	-	(470)	-	921	-	(1,300)	-	-	(849)	(849)
Reclassification of loss in reserves	-	(1,393)	-	28	-	-	-	-	(1,365)	-	(1,365)

Closing balance as of 12/31/2016	(19,463)	89	(25)	(5,446)	612	4,813	(1,300)	7,832	(12,175)	(713)	(12,888)

Increase (decrease) in reserves	(5,450)	2,159	-	(1,401)		(26)	-	3,500	(1,218)	-	(1,218)
Deferred taxes	-	-	25	-	282	-	(550)	-	-	(243)	(243)
Reclassification of loss in reserves	-	-	-	-	-	-	-	-	-	-	-

Closing balance as of 12/31/2017	(24,913)	2,248	-	(6,847)	894	4,787	(1,850)	11,332	(13,393)	(956)	(14,349)

Other reserves

This caption corresponds to the legal reserves reported in the individual financial statements of the subsidiaries that are mentioned below and that have been recognized in SQM’s equity through the application of the equity method.

In the case of SQM Iberian S.A., the variation between the two periods corresponds to the results obtained in the previous financial year which are presented as forming part of other reserves because of local regulations.

	12/31/2017	12/31/2016	12/31/2015
Subsidiary - Associate	ThUS$	ThUS$	ThUS$
SQM Iberian S,A,	9,464	5,964	5,963
SQM Europe NV	1,957	1,957	1,958
Soquimich European holding B.V.	828	828	828
Abu Dhabi Fertilizer Industries WWL	455	455	455
Doktor Tarsa Tarim Sanayi AS	305	305	305
Total	13,009	9,509	9,509

Corresponds to the acquisition of the subsidiary SQM Iberian S.A., which was already under Company ownership at the acquisition date (IAS 27 R).	(1,677)	(1,677)	(1,677)

Total Other reserves	11,332	7,832	7,832

17.4	Dividend policies

As required by Article 79 of the Chilean Companies Act, unless otherwise decided by unanimous vote of the holders of issued and subscribed shares, we must distribute a cash dividend in an amount equal to at least
30
% of our consolidated profit for the year ended as of December 31, unless and except to the extent it has a deficit in retained earnings (losses not absorbed in prior years).

At an extraordinary meeting held on April 11, 2017, the Company’s Board of Directors made a recommendation for discussion at the Ordinary Shareholders’ Meeting (the Meeting), which was held on April 28, 2017, that the Company should distribute and pay dividends based on 100% of the Company’s net profit for distribution for the financial year 2016. This recommendation was accepted by the Meeting.

For 2017, the Company has defined the following dividend policy: (a) To distribute and pay a dividend to the respective shareholders a percentage of the profits to be determined as follows:

(i)
100% of the profit for 2017 if all the following financial parameters are met: (a) that the total of cash and cash equivalents and other current financial assets (“Cash”) divided by the addition of other current financial liabilities (the “Short-term Financial Liabilities”) is equal to or more than 2.5 times, and (b) the total of current liabilities and non-current liabilities (“Total Liabilities”) divided by total equity (“Equity”) is equal to or less than 1.1 times.

(ii)
80% of profit for 2017 if all the following financial parameters are met: (a) that Cash divided by Short-term Financial Liabilities is equal to or more than 2.0 times, and (b) Total Liabilities divided by Total Equity is equal to or less than 1.2 times.

(iii)
60% of profit for 2017 if all the following financial parameters are met: (a) that Cash divided by Short-term Financial Liabilities is equal to or more than 1.5 times, and (b) Total Liabilities divided by Total Equity is equal to or less than 1.3 times. Should none of these parameters be met, the Company will distribute and pay as dividend 50% of the profit for 2017 to the respective shareholders.

For the year ended December 31, 2017, the foregoing financial parameters are met for the Company to distribute and pay as a final dividend 100% of the profits for the year 2017.

17.5	Interim and provisional dividends

On November 22, 2017, the Company’s Board of Directors agreed to pay a provisional dividend equivalent to US$
0.42879
per share with a charge to profit for 2017. Such amount will be paid in its equivalent in Chilean pesos, the domestic currency, according to the observed U.S. dollar exchange rate published in the Official Gazette on November 30, 2017.

This dividend will be paid to shareholders, in person or through their duly authorized representatives, starting at 9:00 a.m. on December 14, 2017. The shareholders who are registered in the Shareholders’ Registry five business days prior to the date of payment will be entitled to the dividend.

On August 23, 2017, the Company’s Board of Directors agreed to pay a provisional dividend equivalent to US$
0.38432
per share with a charge to profit for 2017. Such amount will be paid in its equivalent in Chilean pesos, the domestic currency, according to the observed U.S. dollar exchange rate published in the Official Gazette on August 31, 2017.

On May 17, 2017, the Board of Directors unanimously agreed to pay a provisional dividend equivalent to US$
0.39222
per share with a debit to the profit for 2017. Such amount will be paid in its equivalent in Chilean pesos, the domestic currency, according to observed U.S. dollar exchange rate published in the Official Gazette on May 31, 2017.

At the General Ordinary Shareholders' Meeting of April 28, 2017, the shareholders agreed to the payment of a dividend of US$
1.05735
per share from the net profit for distribution obtained during the 2016 fiscal year, from which must be discounted the sum of US$
0.85487
per share, which was already paid as a provisional dividend, resulting in a remaining balance of US$
0.20248
per share.

On November 23, 2016, the Board of Directors of Sociedad Química y Minera de Chile S.A approved the payment of a provisional dividend of US$
225
million, equivalent to US$
0.85487
per share with a charge to profit for 2016. This amount would be paid at its equivalent in Chilean pesos using the observed U.S. dollar exchange rate published in the Official Gazette on December 13, 2016.

This dividend payment would be made in favor of the shareholders personally or through their duly authorized representatives from 9:00 am on December 20, 2016. The shareholders who are registered with the Shareholders’ Registry five business days prior to December 20, 2016 will be entitled to the dividend.

Change in 2016 Dividend Policy

On November 23, 2016, the provisional dividend described above and the Dividend Policy for the 2016 fiscal year were approved as communicated at the Ordinary Shareholders’ Meeting of April 26, 2016 (the “Dividend Policy”), was amended as follows:

(i)       not to distribute more provisional dividends during 2016 except for the dividend approved on that date, to be paid during the last quarter of 2016.

(ii)       the remaining amount of net profit for 2016, if any, to be retained and used for the financing of own operations or activities associated with one or more of the Company’s investment projects, without prejudice, however, to the possible future capitalization of all or a portion of this or its distribution as a dividend as determined by the shareholders at the Company’s Ordinary Shareholders’ Meeting.

(iii)      The Dividend Policy described above relates to the intent or expectation of the Board of Directors with respect to such matter. Consequently, compliance with this Dividend Policy is necessarily dependent on the net profits that are finally obtained and the profit or loss indicated by the Company’s regular forecasts.

If the Dividend Policy is subject to substantive change, the Board of Directors will communicate and inform its shareholders about any such change in a timely manner in the form of an essential event. On March 22, 2016, the Company communicated that the Directors of Sociedad Química y Minera de Chile S.A. (SQM), at the Ordinary Meeting had unanimously agreed the following:

To partially amend “SQM S.A.’s Dividend Policy for the 2015 fiscal year with the main purpose of including in such “Policy” the payment of an interim dividend of US$
150,000,000
, equivalent to US$
0.56992
per share, to be paid with a charge to retained earnings of SQM S.A. ”. This was reported to the Ordinary Shareholders’ Meeting of April 24, 2015.

The dividends presented as deducted from equity are as follows:

	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$
Dividends attributable to owners of the parent	55,501	3,014	3.248
Provisional dividend	317,243	225,000	106.584
Interim dividend		150,000	-
Dividend payable	110,529	-	-
Total	483,273	378,014	109.832